Sarah R. Crespi

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1283

sarah.crespi@blackrock.com

June 21, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)

Securities Act File No. 333-179904;

Investment Company Act File No. 811-22649

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Inflation Hedged High Yield Bond ETF, each dated June 17, 2022, do not differ from those contained in Post-Effective Amendment No. 634 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 17, 2022.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary